RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2022
Right-of-use Assets
RIGHT-OF-USE ASSETS

NOTE－10 RIGHT-OF-USE ASSETS

The Company adopted ASU No. 2016-02, Leases, on January 1, 2019, the beginning of the fiscal 2019, using the modified retrospective approach. The Company determines whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified fixed asset explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as the Company has elected the practical expedient. Some of the operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

Operating leases are included in the right-of-use lease assets, other current liabilities and long-term lease liabilities on the Consolidated Balance Sheet. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, the incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term.

The Company adopts 3.35% as weighted average incremental borrowing rate to determine the present value of the lease payments. The weighted average remaining life of the lease was 3 years.

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of December 31,
	2022	2021
	$’000	$’000

Assets
Finance lease, right-of-use asset, net (classified under property and equipment, net)	5	21
Operating lease, right-of-use asset, net	1,489	1,769

Total right-of-use asset	1,494	1,790

Liabilities
Current:
Finance lease liabilities	3,024	1,472
Operating lease liabilities	460	475
	3,484	1,947

Non-current:
Finance lease liabilities	991	2,306
Operating lease liabilities	1,123	1,364
	2,114	3,670

Total lease liabilities	5,598	5,617

As of December 31, 2022, right-of-use assets were $1.5 million and lease liabilities were $1.6 million.

As of December 31, 2021, right-of-use assets were $1.8 million and lease liabilities were $1.8 million.

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the financial years.

	Financial Years ended December 31,
	2022	2021	2020
	$’000	$’000	$’000

Finance lease cost:
Interest on lease liabilities (per ASC 842)	66	77	88

Operating lease cost:
Operating lease expense (per ASC 842)	828	775	691
Short-term lease expense (other than ASC 842)	20	4	6

Total lease expense	848	779	697

Components of Lease Expense

We recognize lease expense on a straight-line basis over the term of the operating leases, as reported within “general and administrative” expense on the accompanying consolidated statement of operations.

Future Contractual Lease Payments as of December 31, 2022

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years ending December 31:

Financial Years ending December 31,	Operating and finance lease amount
$’000

2023	3,658
2024	2,171
Less: interest	(231)

Present value of lease liabilities	5,598

Representing:
Current liabilities	3,484
Non-current liabilities	2,114

5,598